Directors and key management compensation (Tables)	12 Months Ended
Mar. 31, 2024
Directors and key management compensation
Schedule of aggregate emoluments of directors

	2024	2023	2022
	€m	€m	€m
Short-term remuneration	8	6	7
Long-term incentive schemes[1]	1	3	2
	9	9	9
 Note:
1	Relates to share-based payments.

Schedule of aggregate compensation for key management

	2024	2023	2022
	€m	€m	€m
Short-term employee benefits	27	25	28
Share-based payments	7	12	8
	34	37	36